Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Personal Strategy Funds, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 21, 2016
Supplement [Text Block]	trppsf_SupplementTextBlock	T. Rowe Price Personal Strategy Balanced Fund—I Class

Supplement to Prospectus and Summary Prospectus Dated March 21, 2016

The fee table of the T. Rowe Price Personal Strategy Balanced Fund—I Class on page 1 is revised as follows:

Fees and Expenses of the Fund’s I Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.54%

Distribution and service (12b-1) fees	0.00%

Other expenses	0.03%

Acquired fund fees and expenses	0.13%

Total annual fund operating expenses	0.70%

Fee waiver/expense reimbursement	(0.13)%[a]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.57%

a T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.

T. Rowe Price Personal Strategy Growth Fund—I Class

Supplement to Prospectus and Summary Prospectus Dated March 21, 2016

The fee table and hypothetical expenses table of the T. Rowe Price Personal Strategy Growth Fund—I Class on pages 8 of the Prospectus and page 1 of the Summary Prospectus are revised as follows:

Fees and Expenses of the Fund’s I Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.59%

Distribution and service (12b-1) fees	0.00%

Other expenses	0.05%

Acquired fund fees and expenses	0.12%

Total annual fund operating expenses	0.76%

Fee waiver/expense reimbursement	(0.11)%[a]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.65%

a T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$66	$208	$362	$810

T. Rowe Price Personal Strategy Income Fund—I Class

Supplement to Prospectus and Summary Prospectus Dated March 21, 2016

The fee table of the T. Rowe Price Personal Strategy Income Fund—I Class on pages 15 of the Prospectus and page 1 of the Summary Prospectus is revised as follows:

Fees and Expenses of the Fund’s I Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.44%

Distribution and service (12b-1) fees	0.00%

Other expenses	0.05%

Acquired fund fees and expenses	0.14%

Total annual fund operating expenses	0.63%

Fee waiver/expense reimbursement	(0.14)%[a]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.49%

		a T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.
T. Rowe Price Personal Strategy Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trppsf_SupplementTextBlock	T. Rowe Price Personal Strategy Balanced Fund—I Class

Supplement to Prospectus and Summary Prospectus Dated March 21, 2016

The fee table of the T. Rowe Price Personal Strategy Balanced Fund—I Class on page 1 is revised as follows:

Fees and Expenses of the Fund’s I Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.54%

Distribution and service (12b-1) fees	0.00%

Other expenses	0.03%

Acquired fund fees and expenses	0.13%

Total annual fund operating expenses	0.70%

Fee waiver/expense reimbursement	(0.13)%[a]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.57%

		a T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s I Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
T. Rowe Price Personal Strategy Balanced Fund | T. Rowe Price Personal Strategy Balanced Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.57%
T. Rowe Price Personal Strategy Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trppsf_SupplementTextBlock	T. Rowe Price Personal Strategy Growth Fund—I Class

Supplement to Prospectus and Summary Prospectus Dated March 21, 2016

The fee table and hypothetical expenses table of the T. Rowe Price Personal Strategy Growth Fund—I Class on pages 8 of the Prospectus and page 1 of the Summary Prospectus are revised as follows:

Fees and Expenses of the Fund’s I Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.59%

Distribution and service (12b-1) fees	0.00%

Other expenses	0.05%

Acquired fund fees and expenses	0.12%

Total annual fund operating expenses	0.76%

Fee waiver/expense reimbursement	(0.11)%[a]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.65%

a T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$66	$208	$362	$810

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s I Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
T. Rowe Price Personal Strategy Growth Fund | T. Rowe Price Personal Strategy Growth Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.65%
1 year	rr_ExpenseExampleYear01	$ 66
3 years	rr_ExpenseExampleYear03	208
5 years	rr_ExpenseExampleYear05	362
10 years	rr_ExpenseExampleYear10	$ 810
T.Rowe Price Personal Strategy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trppsf_SupplementTextBlock	T. Rowe Price Personal Strategy Income Fund—I Class

Supplement to Prospectus and Summary Prospectus Dated March 21, 2016

The fee table of the T. Rowe Price Personal Strategy Income Fund—I Class on pages 15 of the Prospectus and page 1 of the Summary Prospectus is revised as follows:

Fees and Expenses of the Fund’s I Class

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.44%

Distribution and service (12b-1) fees	0.00%

Other expenses	0.05%

Acquired fund fees and expenses	0.14%

Total annual fund operating expenses	0.63%

Fee waiver/expense reimbursement	(0.14)%[a]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.49%

		a T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s I Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
T.Rowe Price Personal Strategy Income Fund | T. Rowe Price Personal Strategy Income Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.49%

[1]	T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.